Fair Value Measurement - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement
Gain from change in fair value		¥ 2,750,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Fair Value Measurement
Gain from change in fair value		2,750,000
Impairment loss recorded	¥ 20,895,309
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
Fair Value Measurement
Impairment loss recorded	¥ 5,919,198	¥ 6,380,802